UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-859

MASSACHUSETTS INVESTORS GROWTH STOCK FUND

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: November 30

Date of reporting period: February 29, 2008

ITEM 1.	SCHEDULE OF INVESTMENTS.

Massachusetts Investors Growth Stock Fund

2/29/08
Quarterly portfolio holdings

MFS®
INVESTMENT MANAGEMENT

Massachusetts Investors Growth Stock Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 2/29/08

Issuer	Shares/Par	Value ($)
Common Stocks – 98.4%
Aerospace – 2.5%
Precision Castparts Corp.	310,018	$34,223,103
United Technologies Corp.	1,218,900	85,944,639

		$120,167,742

Alcoholic Beverages – 1.5%
Diageo PLC	3,405,630	$69,583,371

Apparel Manufacturers – 3.3%
LVMH Moet Hennessy Louis Vuitton S.A.	911,260	$93,835,240
NIKE, Inc., “B”	1,049,810	63,198,562

		$157,033,802

Automotive – 0.9%
Bayerische Motoren Werke AG	694,590	$38,048,783
Harley-Davidson, Inc.	137,400	5,105,784

		$43,154,567

Biotechnology – 4.5%
Amgen, Inc. (a)	511,380	$23,278,018
Celgene Corp. (a)	464,490	26,183,301
Genentech, Inc. (a)	399,030	30,226,523
Genzyme Corp. (a)	1,390,740	98,631,281
Millipore Corp. (a)	475,940	33,268,206

		$211,587,329

Broadcasting – 2.6%
Grupo Televisa S.A., ADR	1,008,400	$22,184,800
News Corp., “A”	2,721,600	50,104,656
Omnicom Group, Inc.	1,178,400	52,639,128

		$124,928,584

Brokerage & Asset Managers – 3.5%
Charles Schwab Corp.	2,670,430	$52,367,132
Deutsche Boerse AG	237,100	37,056,403
Franklin Resources, Inc.	412,550	38,932,344
ICAP PLC	2,779,600	34,578,949

		$162,934,828

Business Services – 4.6%
Accenture Ltd., “A”	138,800	$4,892,700
Amdocs Ltd. (a)	3,238,390	100,390,090
Automatic Data Processing, Inc.	767,900	30,677,605
Fidelity National Information Services, Inc.	714,350	29,638,382
Western Union Co.	2,553,510	53,113,008

		$218,711,785

Cable TV – 1.1%
Comcast Corp., “A”	2,555,440	$49,933,298

Chemicals – 0.1%
3M Co.	47,600	$3,731,840

Computer Software – 6.1%
Citrix Systems, Inc. (a)	883,260	$29,085,752
Microsoft Corp.	4,311,750	117,365,835
Oracle Corp. (a)	6,065,440	114,030,272
VeriSign, Inc. (a)	797,400	27,749,520

		$288,231,379

Massachusetts Investors Growth Stock Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 2/29/08 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software - Systems – 4.2%
Apple Computer, Inc. (a)	274,210	$34,281,734
Dell, Inc. (a)	1,797,680	35,683,948
EMC Corp. (a)	2,980,660	46,319,456
International Business Machines Corp.	440,600	50,166,716
Network Appliance, Inc. (a)	1,520,040	32,863,265

		$199,315,119

Consumer Goods & Services – 2.9%
Estee Lauder Cos., Inc., “A”	807,900	$34,400,382
Procter & Gamble Co.	1,530,416	101,282,931

		$135,683,313

Electrical Equipment – 3.9%
Danaher Corp.	1,104,580	$81,904,607
General Electric Co.	2,079,440	68,912,642
W.W. Grainger, Inc.	439,210	32,352,209

		$183,169,458

Electronics – 6.4%
Intel Corp.	3,795,540	$75,721,023
Intersil Corp., “A”	1,484,000	34,532,680
KLA-Tencor Corp.	1,079,950	45,368,700
National Semiconductor Corp.	1,519,900	25,032,753
Samsung Electronics Co. Ltd., GDR	234,539	68,458,516
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	5,666,101	55,187,824

		$304,301,496

Energy - Integrated – 3.7%
Exxon Mobil Corp.	879,280	$76,506,153
Hess Corp.	371,390	34,606,120
Marathon Oil Corp.	1,231,500	65,466,540

		$176,578,813

Food & Beverages – 4.9%
General Mills, Inc.	896,300	$50,183,837
Nestle S.A.	212,848	101,592,328
PepsiCo, Inc.	1,164,118	80,976,048

		$232,752,213

Food & Drug Stores – 2.6%
CVS Caremark Corp.	2,022,716	$81,677,272
Walgreen Co.	1,112,400	40,613,724

		$122,290,996

Gaming & Lodging – 1.7%
International Game Technology	788,000	$35,578,200
Royal Caribbean Cruises Ltd.	1,306,740	45,748,967

		$81,327,167

General Merchandise – 0.5%
Kohl’s Corp. (a)	522,100	$23,202,124

Health Maintenance Organizations – 0.7%
UnitedHealth Group, Inc.	728,500	$33,860,680

Insurance – 1.0%
Aflac, Inc.	745,120	$46,502,939
Internet – 2.9%
eBay, Inc. (a)	1,169,630	$30,831,447

Massachusetts Investors Growth Stock Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 2/29/08 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Internet – continued
Google, Inc., “A” (a)	225,890	$106,434,850

		$137,266,297

Major Banks – 3.2%
Bank of New York Mellon Corp.	1,124,752	$49,342,870
State Street Corp.	1,289,210	101,267,446

		$150,610,316

Medical & Health Technology & Services – 1.2%
Cardinal Health, Inc.	468,530	$27,708,864
Patterson Cos., Inc. (a)	126,500	4,452,800
VCA Antech, Inc. (a)	716,100	22,993,971

		$55,155,635

Medical Equipment – 4.5%
Advanced Medical Optics, Inc. (a)	1,765,120	$40,385,946
Medtronic, Inc.	2,276,250	112,355,700
ResMed, Inc. (a)	933,400	37,793,366
Zimmer Holdings, Inc. (a)	282,600	21,276,954

		$211,811,966

Network & Telecom – 3.7%
Cisco Systems, Inc. (a)	5,190,870	$126,501,502
Juniper Networks, Inc. (a)	649,470	17,418,785
QUALCOMM, Inc.	743,520	31,502,942

		$175,423,229

Oil Services – 2.5%
Halliburton Co.	1,439,558	$55,135,071
Noble Corp.	682,920	33,565,518
Weatherford International Ltd. (a)	449,340	30,968,513

		$119,669,102

Other Banks & Diversified Financials – 1.8%
American Express Co.	1,414,440	$59,830,812
UBS AG	788,873	25,795,805

		$85,626,617

Pharmaceuticals – 8.3%
Allergan, Inc.	682,750	$40,439,283
Bayer AG	404,760	30,841,464
Johnson & Johnson	1,442,360	89,368,626
Merck KGaA	242,300	30,103,529
Roche Holding AG	614,290	120,479,487
Wyeth	1,830,350	79,839,867

		$391,072,256

Specialty Chemicals – 1.1%
Praxair, Inc.	655,360	$52,612,301

Specialty Stores – 2.3%
CarMax, Inc. (a)(l)	176,300	$3,236,868
Lowe’s Cos., Inc.	1,113,280	26,685,322
Nordstrom, Inc.	1,140,710	42,240,491
Staples, Inc.	1,654,265	36,807,396

		$108,970,077

Telecommunications - Wireless – 2.3%
America Movil S.A.B. de C.V., “L”, ADR	1,217,200	$73,591,912

Massachusetts Investors Growth Stock Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 2/29/08 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Telecommunications - Wireless – continued
Rogers Communications, Inc., “B”	870,200	$34,425,112

		$108,017,024

Trucking – 1.4%
FedEx Corp.	310,040	$27,323,825
United Parcel Service, Inc., “B”	521,120	36,603,469

		$63,927,294

Total Common Stocks		$4,649,144,957

Collateral for Securities Loaned – 4.6%
Citigroup Global Markets, Inc., Repurchase Agreement, 3.1%, dated 2/29/08, due 3/03/08, total to be received $17,308,643 (secured by U.S. Treasury and Federal Agency obligations and Mortgage Backed securities in an individually traded account)	$17,304,173	$17,304,173
Morgan Stanley Repurchase Agreement, 3.1%, dated 2/29/08, due 3/03/08, total to be received $200,051,667 (secured by U.S. Treasury and Federal Agency obligations and Mortgage Backed securities in an individually traded account)	200,000,000	200,000,000

Total Collateral for Securities Loaned		$217,304,173

Money Market Funds (v) – 0.9%
MFS Institutional Money Market Portfolio, 3.41%, at Net Asset Value	43,490,832	$43,490,832

Total Investments		$4,909,939,962

Other Assets, Less Liabilities – (3.9)%		(182,281,551)

Net Assets – 100.0%		$4,727,658,411

(a)	Non-income producing security.

(l)	All or a portion of this security is on loan.

(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
GDR	Global Depository Receipt

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS Investors Growth Stock Fund

Supplemental Information (Unaudited) 2/29/08

(1) Fair Value Disclosure

The fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”) in this reporting period. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s investments. These inputs are categorized into three broad levels. Level 1 include quoted prices in active markets for identical assets or liabilities. Level 2 include other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.). Level 3 include unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in Total Investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument. The following is a summary of the levels used as of February 29, 2008 in valuing the fund’s assets carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$4,042,261,916	$867,678,046	—	$4,909,939,962
Other Financial	—	—	—	—

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$4,985,886,106

Gross unrealized appreciation	$278,228,514
Gross unrealized depreciation	(354,174,658)

Net unrealized appreciation (depreciation)	$(75,946,144)

The aggregate cost above includes prior fiscal year end tax adjustments.

(3) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the transactions in securities which the fund assumes to be affiliated issuers during the three months ended February 29, 2008, is set forth below:

Underlying Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	78,930,651	318,739,787	(354,179,606)	43,490,832

Underlying Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$690,486	$43,490,832

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  MASSACHUSETTS INVESTORS GROWTH STOCK FUND

By (Signature and Title)*	ROBERT J. MANNING
Robert J. Manning, President

Date: April 14, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	ROBERT J. MANNING
Robert J. Manning, President (Principal Executive Officer)

Date: April 14, 2008

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, Treasurer (Principal Financial Officer and Accounting Officer)

Date: April 14, 2008

*	Print name and title of each signing officer under his or her signature.